SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Assumption Of Options

	2009	2010	2011
Expected volatility	60.89%~62.31%	70.28%~88.64%	58.88%~ 63.96%
Expected dividends	0%	0%	0%
Expected term	9.42~9.50 years	5.91~8.56 years	5.51~ 6.95 years
Risk-free interest rate	2.22%~2.85%	2.44%~3.88%	3.02%~ 3.66%
Estimated fair value of underlying ordinary shares	US$5.84~US$9.80	US$5.50~US$9.54	US$3.79~US$7.84

Summary Of Options

A summary of options for the years ended December 31, 2009, 2010 and 2011 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2009

Outstanding as of December 31, 2008	6,268,499	130,000	6,398,499	US$	11.93

Granted during 2009	710,400	0	710,400	US$	11.20
Exercised	(41,247)	(100,000)	(141,247)	US$	5.56
Forfeited or cancelled	(604,796)	0	(604,796)	US$	26.94
Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57	2.0years	7,039

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2010

Outstanding as of December 31, 2009	6,332,856	30,000	6,362,856	US$	10.57

Granted during 2010	6,818,437	0	6,818,437	US$	7.12
Exercised	(1,532,712)	0	(1,532,712)	US$	4.55
Forfeited or cancelled	(503,463)	0	(503,463)	US$	21.29
Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.80	6.43 years	29,992

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2011

Outstanding as of December 31, 2010	11,115,118	30,000	11,145,118	US$	8.8

Granted during 2011	665,700	0	665,700	US$	10.77
Exercised	(1,021,717)	(30,000)	(1,051,717)	US$	4.51
Forfeited or cancelled	(1,269,816)	0	(1,269,816)	US$	9.59
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31	6.64 years	0

Vested or expected to vest as of December 31, 2011	9,484,343	0	9,484,343	US$	9.31	6.64 years	0

Exercisable as of December 31, 2011	3,629,779	0	3,629,779	US$	11.8	3.80 years	0